Schedule of Commitments and Contingencies - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases Future Minimum Payments Due [Abstract]
Operating lease obligations, Total	$ 4,673
Operating lease obligations, Less than 1 year	3,672
Operating lease obligations, 1-3 years	$ 1,001